NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – PRESENTATION OF THE FINANCIAL STATEMENTS

The terms “Troika,” “the Company,” “we,” “our” and “us” each refer to Troika Media Group, Inc. and its subsidiaries, unless the context indicates otherwise. The accompanying unaudited condensed consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States, or U.S. GAAP or GAAP, for interim financial information and Article 8 of Regulation S-X of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures have been condensed or omitted.

In our opinion, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation, in all material respects, of the information contained herein. These unaudited condensed consolidated financial statements should be read in conjunction with our annual report on Form 10-K for the year ended June 30, 2021.

Risks & Uncertainties

Liquidity

For the nine months ending March 31, 2022, the Company had a net loss of $20.6 million, which increased the accumulated deficit to $207.5 million at March 31, 2022 from $186.9 million at June 30, 2021.  At March 31, 2022, the Company had approximately $42.4 million in cash and cash equivalents and a total of $75.2 million in current assets in relation to $67.4 million in current liabilities.

With the most recent acquisition of Converge Direct, the Company believes that on a consolidated basis it will achieve positive operating cash flow in the fiscal year 2023. Converge is an independent performance marketing and managed service business. Converge provides to its customer acquisition services utilizing a broad range of engagement channels in the digital, off-line and emerging media sectors. Along with the added end-to-end solutions integrating Converge and Troika clients in major media markets, such as NY, Los Angeles and London, the Company expects to achieve improved profitability year over year through these integrated solutions and synergies.

If the Company raises additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities. The Company’s ability to raise additional capital will also be impacted by the outbreak of COVID-19, as well as market conditions and the price of the Company’s common stock.

Based on the recent acquisitions, equity raises, Company-wide consolidation, and management’s plans, the Company believes that the cash on hand of $42,396,000 as of March 31, 2022 and anticipated cash from operations is sufficient to conduct planned operations for one year from the issuance of the consolidated financial statements.  In addition, Management believes they can raise additional capital, if necessary, given the Company has been successful at raising funding through both equity and debt financing.

Impact of COVID-19

In March 2020, the World Health Organization categorized the coronavirus (COVID-19) as a pandemic, and it continues to spread throughout the United States and the rest of the world with different geographical locations impacted more than others. The outbreak of COVID-19 and the resulting public and private sector measures to reduce its transmission, such as the imposition of social distancing and orders to work-from-home, stay-at-home and shelter-in-place, have adversely impacted our business and those of our clients. Businesses have adjusted, reduced, or suspended operating activities, which has negatively impacted the clients we service. We continue to believe our focus on our strategic strengths, including talent, our differentiated market strategy and the relevance of our services, including the longevity of our relationships, will continue to assist our Company as we navigate a rapidly changing marketplace. The effects of the COVID-19 pandemic have negatively impacted our results of operations, cash flows and financial position; however, the continued extent of the impact will vary depending on the duration and severity of the economic and operational impacts of COVID-19.

We took steps to protect the safety of our employees, with a large majority of our worldwide workforce working from home, while developing creative ideas to protect the health and well-being of our communities and setting up our people to help them do their best work for our clients while working remotely. With respect to managing costs, we implemented multiple initiatives to align our expenses with changes in revenue. The steps taken across our agencies and corporate group include deferred merit increases, freezes on hiring and temporary labor, major cuts in non-essential spending, staff reductions, furloughs in markets where that option is available and salary reductions, including voluntary salary deferment for our senior corporate management team. In addition, we remain committed to and have intensified our efforts around cash flow discipline, including the identification of significant capital expenditures that can be deferred, and working capital management.  Due to mandatory stay at home orders and social distancing, our experiential business has been particularly impacted by COVID-19. Promotional and experiential events with the Company’s assistance are particularly susceptible to external factors and were delayed by many of the Company’s Mission clients due to the effects of COVID-19.

In the current environment, a major priority for us is preserving liquidity. Our primary liquidity sources are operating cash flow, cash and cash equivalents and short-term investments. Although we experienced a decrease in our cash flow from operations as a result of the impact of COVID-19, we obtained relief under the CARES Act in the form of a Small Business Administration backed loans. In aggregate we received $1.7 million in SBA stimulus “Payroll Protection Program” funding in April 2020 of which the majority of these funds were used for payroll. As per the US Government rules, the funds used for payroll, healthcare benefits, and other applicable operating expenses can be forgiven and the Company reported them as such in December 2020 considering the Company believed it had substantially met these conditions. On August 14, 2020, the Company received an additional $500,000 in loans with 30 year terms under the SBA’s “Economic Injury Disaster Loan” program which the Company used to address any cash shortfalls that resulted from the current pandemic. In February 2021, the Company obtained additional relief under the CARES Act in the form of Small Business Administration backed loans and received an additional $1.7 million in SBA stimulus “Payroll Protection Program” funds which were used for payroll, healthcare benefits, and other applicable operating expenses. In July 2021, the Company was notified that all of the stimulus funds were forgiven with the exception of approximately $8,000 which was returned in the three months ending September 30, 2021.

In the United Kingdom in August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt. The Company used these proceeds to address any cash shortfalls that resulted from the pandemic.

The extent to which the COVID-19 outbreak continues to impact the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of TMG, and its wholly-owned subsidiaries, Troika Design Group, Inc. (California), Troika Services Inc. (New York), Troika Production Group, LLC (California), Troika-Mission Holdings, Inc. (New York), Mission Culture LLC (Delaware), Mission-Media Holdings Limited (England and Wales), Mission Media USA, Inc. (New York), Troika IO, Inc. (f/k/a Redeeem Acquisition Corp) (California), Converge Direct, LLC (Delaware), Converge Direct Interactive, LLC (Delaware), Converge Marketing Services (to the extent of 40%), LLC (Delaware) and Lacuna Ventures, LLC (Delaware). All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods.

Significant estimates and assumptions made by management include, among others, the assessment of the collectability of accounts receivable and the determination of the allowance for doubtful accounts, the valuation and useful life of capitalized equipment costs and long-lived assets, valuation of warrants and options, the determination of the useful lives and any potential impairment of long-lived assets such as intangible assets and goodwill, the allocation of purchase consideration to assets and liabilities due to the Redeeem acquisition, the allocation of purchase consideration to assets and liabilities due to the Converge Direct acquisition, stock-based compensation, and deferred tax assets. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENT

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

 Fair-value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2022 and June 30, 2021. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued liabilities, and convertible notes payable. Fair values for these items were assumed to approximate carrying values because of their short-term nature or they are payable on demand. The Company uses Level 3 inputs for its valuation methodology for the embedded conversion option liabilities as the fair values were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company evaluates, on a periodic basis, long-lived assets to be held and used for impairment in accordance with the reporting requirements of ASC 360-10. The evaluation is based on certain impairment indicators, such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If these impairment indicators are present or other factors exist that indicate that the carrying amount of the asset may not be recoverable, then an estimate of the undiscounted value of expected future operating cash flows is used to determine whether the asset is recoverable and the amount of any impairment is measured as the difference between the carrying amount of the asset and its estimated fair value. The fair value is estimated using valuation techniques such as market prices for similar assets or discounted future operating cash flows.

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent account balances with financial institutions in the United States and United Kingdom which at times exceed federally insured limits for accounts in the United States. Considering deposits with these institutions can be redeemed on demand, the Company believes there is minimal risk. As of March 31, 2022 and June 30, 2021, the Company had $39,766,000 and $10,125,000 in cash that was uninsured, respectively.

CASH AND CASH EQUIVALENTS

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, and highly liquid debt instruments with original maturities of less than three months. At various times during the year, the Company has maintained cash balances in excess of federally insured limits. The Company believes it mitigates its risk by banking with major financial institutions.

The Company invests all excess cash primarily in government bonds, corporate debt securities, mortgage-backed and asset-backed securities, time deposits, and money market funds.

We classify all marketable debt securities that have stated maturities of three months or less from the date of purchase as cash equivalents and those with stated maturities of greater than three months as marketable securities on our Consolidated Balance Sheet

We determine the appropriate classification of our investments in marketable debt securities at the time of purchase and reevaluate such designation at each balance sheet date. We have classified and accounted for our marketable debt securities as available-for-sale. After consideration of our risk versus reward objectives, as well as our liquidity requirements, we may sell these debt securities prior to their stated maturities. As we view these securities as available to support current operations, we classify highly liquid securities with maturities beyond 12 months as current assets under the caption marketable securities on the Combined Balance Sheet. We carry these securities at fair value, and have elected the fair value option, for which changes in fair value are recorded in other income (expense), net. We determine any realized gains or losses on the sale of marketable debt securities on a specific identification method, and we record such gains and losses as a component of other income (expense), net.

ACCOUNTS RECEIVABLE

Our accounts receivable are amounts due from our clients. The Company accounts for unbilled accounts receivable using the percentage-of-completion accounting method for revenue recognized and the customer has not been invoiced due to the terms of the contract or the timing of the account invoicing cycle.

For those clients to whom we extend credit, we perform periodic evaluations of accounts receivable and maintain allowances for potential credit losses as deemed necessary.

The Company periodically reviews the outstanding accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt. When a customer’s account is deemed to be uncollectible the outstanding balance is charged to the allowance for doubtful accounts. As of March 31, 2022 and June 30, 2021, the Company had $517,000 and $521,000 in allowance for doubtful accounts, respectively.

PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment consist of furniture and computer equipment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, generally ranging from three to seven years. Maintenance and repairs are charged to expense as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is reflected in the statements of income in the period realized.

GOODWILL AND INTANGIBLE ASSETS

As a result of acquisitions, the Company recorded goodwill and identifiable intangible assets as part of its allocation of the purchase consideration.

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested annually at June 30 for impairment. The annual qualitative or quantitative assessments involve determining an estimate of the fair value of reporting units in order to evaluate whether an impairment of the current carrying amount of goodwill exists. A qualitative assessment evaluates whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step quantitative goodwill impairment test. The first step of a quantitative goodwill impairment test compares the fair value of the reporting unit to its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized. The amount of impairment loss is determined by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount. If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess. There was no goodwill impairment recorded as a result of the Company’s annual impairment assessment on June 30, 2021. The Company has adopted the provisions of ASU 2017-04—Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 requires goodwill impairments to be measured on the basis of the fair value of a reporting unit relative to the reporting unit’s carrying amount rather than on the basis of the implied amount of goodwill relative to the goodwill balance of the reporting unit. Thus, ASU 2017-04 permits an entity to record a goodwill impairment that is entirely or partly due to a decline in the fair value of other assets that, under existing GAAP, would not be impaired or have a reduced carrying amount. Furthermore, the ASU removes “the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test.” Instead, all reporting units, even those with a zero or negative carrying amount will apply the same impairment test. Accordingly, the goodwill of reporting unit or entity with zero or negative carrying values will not be impaired, even when conditions underlying the reporting unit/entity may indicate that goodwill is impaired.

We test our goodwill for impairment annually, or, under certain circumstances, more frequently, such as when events or circumstances indicate there may be impairment. We are required to write down the value of goodwill only when our testing determines the recorded amount of goodwill exceeds the fair value. Our annual measurement date for testing goodwill impairment is June 30.

The Company is currently working with its tax partners to assess whether the goodwill is deductible for income tax purposes.

Intangibles

Intangible assets with finite useful lives consist of tradenames, non-compete agreements, acquired workforce and customer relationships and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years. The estimated useful lives associated with finite-lived intangible assets are consistent with the estimated lives of the associated products and may be modified when circumstances warrant. Such assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition are less than its carrying amount. The amount of any impairment is measured as the difference between the carrying amount and the fair value of the impaired asset. There was no impairment recorded for intangibles in the three and nine months ended March 31, 2022 and 2021.

LEASES

Right-of-use assets and lease liabilities are recorded in accordance with Leases (Topic 842). The Company has recorded a lease liability because the Company has the obligation to make lease payments and a ROU asset for the right to use the underlying asset for the lease term. The lease liability is measured at the present value of the lease payments over the lease term. The right-of-use asset is measured at the lease liability amount, adjusted for lease prepayments, lease incentives received and the lessee’s initial direct costs. The Company uses the optional transitional method and elected to use the package of three practical expedients which allows the Company not to reassess whether contracts are or contain leases, lease classification and whether initial direct costs qualify for capitalization.

Income from subleased properties as well as non-lease items such as common-area maintenance and utilities are recognized as non-operating “other income” on the Consolidated Statements of Operations and Comprehensive Loss.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

Troika/Mission

The Company recognizes primarily four revenue streams and they are retainer fees, project fees, reimbursement income, and fee income.

Retainer fees are non-refundable fixed amounts being received from a client often on a recurring basis and the performance obligation is the staff being available to provide consultation services. Consulting engagements do not incur a significant amount of direct costs however any costs are recognized as incurred. Consulting fees are recognized evenly throughout the term of the agreement.

Project fees are associated with the delivery of services and/or goods to a client and the revenue includes both the anticipated costs to deliver the product as well as the Company’s margin. As per ASC 606-10-25-31, the Company recognizes project fees over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. Revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of inputs is the costs consumed by a project in relation to its total anticipated costs. As part of the close process the Company compiles a preliminary percentage of completion (POC) for each project which is the ratio of incurred costs to date in relation to the anticipated costs from the production team’s approved budgets. The POC ratio is then applied to the contracted revenue and the pro-rated revenue is then recognized accordingly.

Reimbursement income represents compensation relating to the out-of-pocket costs associated with a staging of a live event. As per 606-10-25-31, the Company recognizes reimbursement income over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. The revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of input is the costs incurred to date in relation to the anticipated costs. As a result, unless an overage or saving is identified, the reimbursement income equates to the reimbursement costs incurred. Given that the Company contracts directly with the majority of the vendors and is liable for any overages, the Company is deemed a principal in this revenue transaction as they have control over the asset and transfer the asset themselves. As a result, this transaction is recorded gross rather than net.

Fee income represents the Company’s margin on the staging of a live event, is negotiated with the client prior and fixed. Based on ASC 606, the Company’s progress in satisfying the performance obligation in a contract is difficult to determine so as a result the fee income is only recognized at the conclusion of a project. Only upon confirmation the Company has performed all its contractual obligations as per the contract does the Company record fee income.

Converge Direct

Advertising Revenues

The Company offers advertising and services by delivering both performance and brand advertising. The Company recognizes revenues for performance advertising when a user engages with the advertisement, such as a click, a view, or a purchase.

Generally, advertising revenues are reported on a gross basis, that is, the amounts billed to our customers are recorded as revenues, and amounts paid to suppliers are recorded as cost of revenues. Where we are the principal, we control the advertising and services before it is transferred to our customers. Our control is evidenced by our being primarily responsible to our customers and having a level of discretion in establishing pricing.

Arrangements with Multiple Performance Obligations

Our contracts with customers may include multiple performance obligations. For such arrangements, we allocate revenues to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices based on the prices charged to customers or using expected cost-plus margin.

The Company has the two distinct contractual services

Managed Services

Company provides a service (such as, but not limited to, media planning, media buying, media ROI measurement and media or marketing performance reporting). The Company is compensated for delivering such services by means of a (i) predetermined retainer amount or (ii) a pre-determined commission percentage based on the total media spend executed by Company on a client’s behalf.

Reimbursements

Our customers reimburse for expenses relating to the out-of-pocket costs associated with the provision of Managed Services engagements. This includes third party expenses such as media costs and administrative fees (Google, Facebook, TheTradeDesk, etc), technology fees (TheTradeDesk, Invoca, LiveRamp etc), production expenses (printing, logistics, etc), data costs and other third-party expenses that Company incurs on behalf of a client that is needed to deliver the services.

Performance Marketing (“Pay Per Event”)

Company provides to its clients the ability to pay for a marketing or sales event rather than incurring the media and services expense in a managed service engagement. The Company utilizes the same functions that it delivers in its managed services offering but only charges a client for a pre-determined marketing or sales outcome. The fees in this situation will typically be tied to a (i) cost per phone call, (ii) cost per web form lead, (iii) cost per consumer appointment, (iv) cost per qualified lead, and (v) cost per sale.

There is a premium that is charged to the client for the Performance Marketing service due to the fact that the Company is taking on the cost risk associated with the services and media that it is executing without knowing that revenue will be generated. The risk is mitigated by the fact that the client has agreed to purchase the “work product’” (lead, call, etc.) at a predetermined cost and the Company charges higher margins associated with the service.

Sales Commissions

We expense sales commissions when incurred when the amortization period is one year or less. We recognize an asset for certain sales commissions if we expect the period of benefit of these costs to exceed one year and amortize it over the period of expected benefit. These costs are recorded within sales and marketing expenses.

Deferred Revenues and Remaining Performance Obligations

We record deferred revenues when cash payments are received or due in advance of our performance, including amounts which are refundable. Additionally, we have performance obligations associated with commitments in customer contracts for future services that have not yet been recognized as revenues, also referred to as remaining performance obligations. Remaining performance obligations include related deferred revenue currently recorded as well as amounts that will be invoiced in future periods and excludes (i) contracts with an original expected term of one year or less, (ii) cancellable contracts, and (iii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

As of March 31, 2022, the amount not yet recognized as revenues from these commitments for Converge Direct is $13,618,000 which we expect to recognize entirely over the next six months. However, the amount and timing of revenue recognition is largely driven by when the customer utilizes the services and our ability to deliver in accordance with relevant contract terms, which could impact our estimate of the remaining performance obligations and when we expect to recognize such as revenues.

Cost of Revenues

Cost of revenues consists of the payments made to third parties, such as media costs and administrative fees (Google, Facebook, TheTradeDesk, etc), technology fees (TheTradeDesk, Invoca, LiveRamp etc), production expenses (printing, logistics, etc), data costs, and other third-party expenses that Company incurs on behalf of a client that is needed to deliver the services.

Contract Assets

The Company does not have any contract assets such as work-in-process. All trade receivables on the Company’s consolidated balance sheet are from contracts with customers.

Contract Costs

Costs incurred to obtain a contract are capitalized unless short term in nature. As a practical expedient, costs to obtain a contract that are short term in nature are expensed as incurred. The Company does not have any contract costs capitalized as of March 31, 2022 and June 30, 2021.

ADVERTISING

The Company generally expenses marketing and advertising costs as incurred. During the nine months ended March 31, 2022 and 2021, the Company incurred $117,000 and $0, respectively, on marketing, trade shows and advertising.  During the three months ended March 31, 2022 and 2021, the Company incurred $58,000 and $0, respectively, on marketing, trade shows and advertising.

The Company received rebates on advertising from co-operative advertising agreements with several vendors and suppliers. These rebates have been recorded as a reduction to the related advertising and marketing expense.

DERIVATIVE LIABILITY

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. Derivative liabilities are adjusted to reflect their fair value at each period end with any increase or decrease in the fair value being recorded in results of operations. The fair value of derivative instruments such as convertible note payables are valued using the Black-Scholes option-pricing model based on various assumptions.

STOCK-BASED COMPENSATION

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC 2018-07, Improvements to Nonemployee Share-Based Payment Accounting which expands on the scope of ASC 718 to include share-based payment transactions for acquiring services from non-employees and requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or the fair value of the services at the grant date, whichever is more readily determinable in accordance with ASC Topic 718.

FOREIGN CURRENCY TRANSLATION

The consolidated financial statements of the Company are presented in U.S. dollars. The functional currency for the Company is U.S. dollars for all entities other than Mission Media Limited whose operations are based in the United Kingdom and their functional currency is British Pound Sterling (GBP). Transactions in currencies other than the functional currencies are recorded using the appropriate exchange rate at the time of the transaction. All assets and liabilities are translated into U.S. Dollars at balance sheet date, shareholders’ equity is translated at historical rates and revenue and expense accounts are translated at the average exchange rate for the year or the reporting period. The translation adjustments are reported as a separate component of stockholders’ equity, captioned as accumulated other comprehensive (loss) income. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of operations.

The relevant translation rates are as follows: for the nine months ended March 31, 2022 closing rate at 1.313900 US$: GBP, average rate at 1.351989 US$: GBP, for the nine months ended March 31, 2021 closing rate at 1.378900 US$: GBP, average rate at 1.342278 US$: GBP.

INCOME TAXES

The Company accounts for its income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for consolidated financial reporting purposes and such amounts recognized for tax purposes and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company has net operating losses for both their US and UK entities however a full valuation allowance was recorded due to uncertainties in realizing the deferred tax asset.

COMPREHENSIVE LOSS

Comprehensive loss is defined as a change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. For the Company, comprehensive loss for the three and nine months ended March 31, 2022 and 2021 included net loss and unrealized gains (losses) from foreign currency translation adjustments.

EARNINGS PER COMMON SHARE

Net income (loss) per common share is calculated in accordance with ASC Topic: 260 Earnings per Share. Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive. In periods where the Company has a net loss, all dilutive securities are excluded.

The following are dilutive common stock equivalents as the three and nine months ending March 31, 2022 and 2021, which were not included in the calculation of loss per share, since the Company had a net loss from continuing operations and net loss:

	Three Months Ending March 31,
	2022	2021
Convertible preferred stock	42,048,000	18,068,034
Stock options	3,080,016	2,342,660
Stock warrants	58,538,006	7,622,411
Total	103,666,022	28,033,105

	Nine Months Ending March 31,
	2022	2021
Convertible preferred stock	42,048,000	18,068,034
Stock options	3,155,233	2,127,915
Stock warrants	58,557,984	6,443,472
Total	103,761,217	26,639,421

STIMULUS FUNDING

In accordance with IAS-20, Accounting for Government Grants and Disclosure of Government Assistance, the proceeds from government grants are to be recognized as a deferred income liability and reported as income as the related costs are expensed. On March 31, 2022, the Company recorded deferred income liabilities of $0 within contract liabilities and $0 of stimulus loans. On June 30, 2021, the Company recorded deferred income liabilities of $270,000 within contract liabilities and $569,000 within stimulus loans. For the three months ending March 31, 2022 and 2021, the Company recognized $0 and $831,000 in income from government grants, respectively. For the nine months ending March 31, 2022 and 2021, the Company recognized $262,000 and $2,535,000 in income from government grants, respectively. In the nine months ending March 31, 2022, $8,000 of the stimulus funding was not forgiven and returned to the bank.

RECENT ACCOUNTING PRONOUNCEMENTS

Accounting Pronouncements Adopted

In August 2020, FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other and Derivatives and Hedging—Contracts in Entity’s Own Equity: Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. As a result, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. The new guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020.  The Company has adopted the guidance effective July 1, 2021.

In December 2019, the FASB issued amended guidance in the form of ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” This ASU is intended to simplify various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for annual periods beginning after December 15, 2020 and interim periods within those annual periods, with early adoption permitted. An entity that elects early adoption must adopt all the amendments in the same period. Most amendments within this ASU are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company has adopted the guidance effective July 1, 2021.

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

HISTORY AND NATURE OF BUSINESS

Troika Media Group, Inc. (formerly M2 nGage Group, Inc. and Roomlinx, Inc.) (the "Company", “TMG”, "Roomlinx" or "M2 Group") was formed in 2003 under the name RL Acquisition, Inc. pursuant to the laws of the State of Nevada.

The Company operates as a brand consulting and marketing agency specializing in the entertainment and sports media category. Our clients are, in the entertainment, sports, media, gaming and consumer brands, seeking new ways to connect with consumers, audiences and fans through evolving media and technology.

On March 27, 2015, the Company entered into and completed (the "Closing") a Subsidiary Merger Agreement (the "SMA") by and among the Company, Signal Point Holdings Corp. ("SPHC"), SignalShare Infrastructure, Inc. ("SSI") and RMLX Merger Corp. Upon the terms and conditions of the SMA, the Company's wholly-owned subsidiary RMLX Merger Corp., a Delaware corporation, was merged with and into SPHC, with SPHC and its operating subsidiaries surviving as a wholly owned subsidiary of the Company (the "Subsidiary Merger"). The Company’s operations, of Roomlinx, Inc., existing at the time of the SMA were transferred into a newly formed, wholly-owned subsidiary named SignalShare Infrastructure Inc. As a result of the SMA, the former shareholders of SPHC, a privately-owned Delaware corporation, received an aggregate of approximately 85% of the fully diluted common stock of the Company.

On July 14, 2017, Troika Media Group, Inc. ("TMG") was created as a Nevada corporation. TMG began operations on June 14, 2017 by acquiring all the assets and liabilities of Troika Design Group, Inc ("TDG"). TMG operates from its main facilities and offices located in Los Angeles, California and Englewood Cliffs, New Jersey. Pursuant to the terms of a Merger Agreement dated June 12, 2017, on June 14, 2017, TMG, a wholly-owned subsidiary of M2nGage Group, Inc. was merged with and into Troika Acquisition Corp. with TMG as the surviving entity and a wholly-owned subsidiary of the acquirer. The total purchase price was $5.0 million in cash plus 2,046,667 shares of common stock of the acquirer.

On June 29, 2018, the Company entered into an agreement to acquire all of the issued and outstanding membership interest of Mission Culture LLC and all of the outstanding ordinary shares of MissionMedia Holdings Limited. The Company formed a wholly-owned subsidiary TroikaMission Holdings, Inc., as the acquisition company.

On April 19, 2021, the Company announced the pricing of an underwritten initial public offering of 5,783,333 shares of common stock and warrants to purchase 5,783,333 shares at a public offering price of $4.15 per share for aggregate gross proceeds of $24.0 million or $20.7 million net after deducting commissions and other offering expenses. The Company began trading its common stock and warrants on the NASDAQ Capital Market on April 20, 2021. Please see Note 12 – Stockholders’ Equity for further details.

On May 21, 2021, the Company entered into an agreement to acquire the assets and specific liabilities of fintech platform Redeeem, LLC for $2.6 million consisting of $1.2 million in cash, $166,000 in specific liabilities, and $1.2 million of the Company’s common stock. The Company formed a wholly-owned subsidiary Redeeem Acquisition Corp, as the acquisition company. Please see Note 2 – Acquisitions for further details.

LIQUIDITY

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows until fiscal year 2023.  For the year ended June 30, 2021, the Company had a net loss of $16.0 million, which increased the accumulated deficit to $186.9 million at June 30, 2021 from $170.9 million at June 30, 2020. At June 30, 2021, the Company had $12.1 million in cash and cash equivalents and a total of $14.1 million in current assets in relation to $18.1 million in current liabilities.  While the Company continues to find efficiencies with its acquisitions of Troika Design Group, Inc. and  Mission Group as well as the assets of Redeeem LLC, the departure of Mission’s President and Founder in fiscal year 2019 together with the coronavirus (COVID-19) pandemic in fiscal years 2020 and 2021 impacted revenue more than anticipated.

With the acquisition of Mission Group, the Company is attempting to increase Troika’s footprint in major media markets, such as NY and London.  The Company also continues to expand its consulting services and breadth of product offering with existing Mission and Troika clients and increase business development in NY and London as a result of the Mission acquisition.  Additionally the Company intends to add to Mission business development due to Troika’s existing clientele.  As a result of these developments and the Company’s intent to save costs in overhead through rationalized headcount from synergies achieved in the acquisition of Mission, the consolidated fiscal year 2023 forecast for the combined entity is $2.3 million in adjusted EBITDA.

If the Company raises additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities. If the Company is unable to obtain additional financing, it may be required to significantly scale back its business and operations. The Company’s ability to raise additional capital will also be impacted by the outbreak of COVID-19, as well as market conditions and the price of the Company’s common stock.

Based on the recent acquisitions, Company-wide consolidation, and management’s plans, the Company believes that the current cash on hand 9,628,000 and anticipated cash from operations is sufficient to conduct planned operations for one year from the issuance of the consolidated financial statements.  In addition, Management believes they can raise additional capital if necessary, given the Company has been successful at raising funding through debt financing as well as securing additional financing from friendly lenders.

Impact of COVID-19

In March 2020, the World Health Organization categorized the coronavirus (COVID-19) as a pandemic, and it continues to spread throughout the United States and the rest of the world with different geographical locations impacted more than others. The outbreak of COVID-19 and the resulting public and private sector measures to reduce its transmission, such as the imposition of social distancing and orders to work-from-home, stay-at-home and shelter-in-place, have adversely impacted our business and those of our clients. Businesses have adjusted, reduced, or suspended operating activities, which has negatively impacted the clients we service. We continue to believe our focus on our strategic strengths, including talent, our differentiated market strategy and the relevance of our services, including the longevity of our relationships, will continue to assist our Company as we navigate a rapidly changing marketplace. The effects of the COVID-19 pandemic have negatively impacted our results of operations, cash flows and financial position; however, the continued extent of the impact will vary depending on the duration and severity of the economic and operational impacts of COVID-19.

We took steps to protect the safety of our employees, with a large majority of our worldwide workforce working from home, while developing creative ideas to protect the health and well-being of our communities and setting up our people to help them do their best work for our clients while working remotely. With respect to managing costs, we have implemented multiple initiatives to align our expenses with changes in revenue. The steps taken across our agencies and corporate group include deferred merit increases, freezes on hiring and temporary labor, major cuts in non-essential spending, staff reductions, furloughs in markets where that option is available and salary reductions, including voluntary salary deferment for our senior corporate management team. In addition, we remain committed to and have intensified our efforts around cash flow discipline, including the identification of significant capital expenditures that can be deferred, and working capital management. We began to see the effects of COVID-19 on client spending, notably in the UK and US markets with our Mission subsidiaries throughout the second quarter of calendar 2020 with much of the work force of the UK subsidiary on furlough, and with our Troika Design subsidiary furloughed as March 2020 progressed. Due to mandatory stay at home orders and social distancing, our experiential business has been particularly impacted by COVID-19. Promotional and experiential events with the Company’s assistance are particularly susceptible to external factors were delayed by many of the Company’s Mission clients due to the effects of COVID-19. The Company had temporarily furloughed employees to reflect current reduced demands associated with those client sets. However, as of the first and second quarters of calendar 2021, we started to see business dramatically improve and expect greater improvement in our results in our next fiscal quarters. As cities have commenced openings with the improvement of vaccines distribution and infection rates declining, our client activities have doubled and there is a real optimism that the economic conditions are improving. Sports, Entertainment, Pharma clients are contracting our services across all entities at rates similar to 2019.

In the current environment, a major priority for us is preserving liquidity. Our primary liquidity sources are operating cash flow, cash and cash equivalents and short-term investments. Although we expect to experience a decrease in our cash flow from operations as a result of the impact of COVID-19, we have obtained relief under the CARES Act in the form of a Small Business Administration backed loans. In aggregate we received $1.7 million in SBA stimulus “Payroll Protection Program” funding in April 2020 of which the majority of these funds were used for payroll. As per the US Government rules, the funds used for payroll, healthcare benefits, and other applicable operating expenses can be forgiven and the Company reported them as such in December 2020 considering the Company believes we have substantially met these conditions.  On August 14, 2020, the Company received an additional $500,000 in loans with 30 year terms under the SBA’s “Economic Injury Disaster Loan” program which the Company intends to use to address any cash shortfalls that may resulted from the current pandemic.  In February 2021, the Company obtained additional relief under the CARES Act in the form of a Small Business Administration backed loans and received an additional $1.7 million in SBA stimulus “Payroll Protection Program” funds which will were used for payroll, healthcare benefits, and other applicable operating expenses. The Company believes we will substantially meet the conditions for forgiveness of this funding as well.

In the United Kingdom, as of April 1, 2020, Mission furloughed twenty-seven employees, saving £78,000 in April payroll, being made up of £55,000 of furlough monies from the government and £16,000 in associated payroll savings and applied for a 3-month rent holiday. In May 1, 2020, Mission put on furlough an additional 5 employees bringing the total to 32, alongside a 10% pay cut for all employees not furloughed, saving £111,000 in May payroll, being made up of £62,000 of furlough monies from the government, £33,000 of associated payroll savings and £16,000 in savings related to the pay cut. On April 1, 2020, Troika Design Group actioned a 15% salary reduction across the majority of the Los Angeles staff and furloughed one office manager for a total savings of $112,000 per month. Finally, certain members of the Company’s executive team deferred compensation temporarily. In August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt. The Company used these proceeds to address any cash shortfalls that resulted from the pandemic.

The extent to which the COVID-19 outbreak continues to impact the Company’s results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.  While the Company’s revenue has declined by $8.4 million from $24.6 million to $16.2 million in the years ending June 30, 2021 and 2020 respectively, the Company is still quantifying how much of this decline in revenue was caused by the pandemic as well as the impact from the departure of Mission’s founder.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of TMG, and its wholly-owned subsidiaries, Troika Design Group, Inc. (California), Troika Services Inc. (New York), Troika Analytics Inc. (New York), Troika Productions, LLC (California), Troika-Mission Holdings, Inc. (New York), Mission Culture LLC (Delaware), Mission-Media Holdings Limited (England and Wales), Mission Media USA, Inc. (New York), and Troika  IO, Inc. (f/k/a Redeeem Acquisition Corp) (California). All significant intercompany accounts and transactions have been eliminated in consolidation.

RECLASSIFICATION OF PRIOR YEAR FINANCIALS

During the year ended June 30, 2021, the Company identified certain liabilities recorded as of June 30, 2020 relating to “Payroll Protection Program” stimulus funding totaling $1,704,000 that were to be treated as a government grant rather than debt. In accordance with IAS-20, Accounting for Government Grants and Disclosure of Government Assistance, the proceeds from government grants are to be recognized as a deferred income liability and reported as income as the related costs are expensed. On June 30, 2020, the Company recorded these funds as debt and should have recorded the balance of $1,704,000 as a contract liabilities. The Company has reflected this reclassification in the prior year financials which resulted in no impact to the income statement or change in total liabilities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods.

Significant estimates and assumptions made by management include, among others, the assessment of the collectability of accounts receivable and the determination of the allowance for doubtful accounts, the valuation and useful life of capitalized equipment costs and long-lived assets, valuation of warrants and options, the determination of the useful lives and any potential impairment of long-lived assets such as intangible assets and goodwill, the allocation of purchase consideration to assets and liabilities due to the Redeeem acquisition, stock-based compensation, and deferred tax assets.  Actual results could differ from those estimates.

FAIR VALUE MEASUREMENT

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Fair-value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as June 30, 2021 and 2020. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, accounts receivable, accounts payable, accrued liabilities, and convertible notes payable. Fair values for these items were assumed to approximate carrying values because of their short term nature or they are payable on demand. The Company uses Level 3 inputs for its valuation methodology for the embedded conversion option liabilities as the fair values were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company evaluates, on a periodic basis, long-lived assets to be held and used for impairment in accordance with the reporting requirements of ASC 360-10. The evaluation is based on certain impairment indicators, such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If these impairment indicators are present or other factors exist that indicate that the carrying amount of the asset may not be recoverable, then an estimate of the undiscounted value of expected future operating cash flows is used to determine whether the asset is recoverable and the amount of any impairment is measured as the difference between the carrying amount of the asset and its estimated fair value. The fair value is estimated using valuation techniques such as market prices for similar assets or discounted future operating cash flows.

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalent account balances with financial institutions in the United States and United Kingdom which at times exceed federally insured limits for accounts in the United States. Considering deposits with these institutions can be redeemed on demand, the Company believes there is minimal risk. As of June 30, 2021 and 2020, the Company had $10,125,000 and $822,000 in cash that was uninsured, respectively.

For the fiscal years ending June 30, 2021 and 2020, (6) customers accounted for 42.4% and 45.1% of our net revenues, respectively. As of June 30, 2021, three customers made up 44.2% of the net receivable balance however it was collected subsequent to year-end. As of June 30, 2020, three customers made up 35.6% of the net receivable balance. The Company believes there is minimal risk however it will continue to monitor.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of June 30, 2021 and 2020, the Company had no cash equivalents.

ACCOUNTS RECEIVABLE

Our accounts receivable are amounts due from our clients. The Company accounts for unbilled accounts receivable using the percentage-of-completion accounting method for revenue recognized and the customer has not been invoiced due to the terms of the contract or the timing of the account invoicing cycle.

For those clients to whom we extend credit, we perform periodic evaluations of accounts receivable and maintain allowances for potential credit losses as deemed necessary.

The Company periodically reviews the outstanding accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt. When a customer’s account is deemed to be uncollectible the outstanding balance is charged to the allowance for doubtful accounts. As of June 30, 2021 and 2020, the Company had $521,000 and $781,000, in allowance for doubtful accounts, respectively.

PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment consist of furniture and computer equipment. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, generally ranging from three to seven years. Maintenance and repairs are charged to expense as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the accounts and any resulting gain or loss is reflected in the statements of income in the period realized.

GOODWILL AND INTANGIBLE ASSETS

As a result of acquisitions, the Company recorded goodwill and identifiable intangible assets as part of its allocation of the purchase consideration.

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business. Goodwill is tested annually at June 30 for impairment. The annual qualitative or quantitative assessments involve determining an estimate of the fair value of reporting units in order to evaluate whether an impairment of the current carrying amount of goodwill exists. A qualitative assessment evaluates whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step quantitative goodwill impairment test. The first step of a quantitative goodwill impairment test compares the fair value of the reporting unit to its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized. The amount of impairment loss is determined by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount. If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess. A goodwill impairment charge of $0 and $598,000 was recorded as a result of the Company’s annual impairment assessment on June 30, 2021 and 2020, respectively. The Company has adopted the provisions of ASU 2017-04—Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 requires goodwill impairments to be measured on the basis of the fair value of a reporting unit relative to the reporting unit’s carrying amount rather than on the basis of the implied amount of goodwill relative to the goodwill balance of the reporting unit. Thus, ASU 2017-04 permits an entity to record a goodwill impairment that is entirely or partly due to a decline in the fair value of other assets that, under existing GAAP, would not be impaired or have a reduced carrying amount. Furthermore, the ASU removes “the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test.” Instead, all reporting units, even those with a zero or negative carrying amount will apply the same impairment test. Accordingly, the goodwill of reporting unit or entity with zero or negative carrying values will not be impaired, even when conditions underlying the reporting unit/entity may indicate that goodwill is impaired.

We test our goodwill for impairment annually, or, under certain circumstances, more frequently, such as when events or circumstances indicate there may be impairment. We are required to write down the value of goodwill only when our testing determines the recorded amount of goodwill exceeds the fair value.

None of the goodwill is deductible for income tax purposes.

Intangibles

Intangible assets with finite useful lives consist of tradenames, non-compete agreements, acquired workforce and customer relationships and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years. The estimated useful lives associated with finite-lived intangible assets are consistent with the estimated lives of the associated products and may be modified when circumstances warrant. Such assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition are less than its carrying amount. The amount of any impairment is measured as the difference between the carrying amount and the fair value of the impaired asset. There was an impairment of intangibles recorded of $0 and $1,867,000 for the year ended June 30, 2021 and 2020, respectively.

Leases

Right-of-use assets and lease liabilities are recorded in accordance with Leases (Topic 842).  The Company has recorded a lease liability because the Company has the obligation to make lease payments and a ROU asset for the right to use the underlying asset for the lease term. The lease liability is measured at the present value of the lease payments over the lease term. The right-of-use asset is measured at the lease liability amount, adjusted for lease prepayments, lease incentives received and the lessee’s initial direct costs. The Company uses the optional transitional method and elected to use the package of three practical expedients which allows the Company not to reassess whether contracts are or contain leases, lease classification and whether initial direct costs qualify for capitalization.

Income from subleased properties as well as non-lease items such as common-area maintenance and utilities are recognized as non-operating “other income” on the Consolidated Statements of Operations and Comprehensive Loss.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Financial Accounting Standards Board’s (“FASB”), Accounting Standards Codification (“ASC”) ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenues are recognized when control is transferred to customers in amounts that reflect the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognition is evaluated through the following five steps: (i) identification of the contract, or contracts, with a customer; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when or as a performance obligation is satisfied.

The Company recognizes primarily four revenue streams and they are retainer fees, project fees, reimbursement income, and fee income.

Retainer fees are non-refundable fixed amounts being received from a client often on a recurring basis and the performance obligation is the staff being available to provide consultation services. Consulting engagements do not incur a significant amount of direct costs however any costs are recognized as incurred. Consulting fees are recognized evenly throughout the term of the agreement.

Project fees are associated with the delivery of services and/or goods to a client and the revenue includes both the anticipated costs to deliver the product as well as the Company’s margin. As per ASC 606-10-25-31, the Company recognizes project fees over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. Revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of inputs is the costs consumed by a project in relation to its total anticipated costs. As part of the close process the Company compiles a preliminary percentage of completion (POC) for each project which is the ratio of incurred costs to date in relation to the anticipated costs from the production team’s approved budgets. The POC ratio is then applied to the contracted revenue and the pro-rated revenue is then recognized accordingly.

Reimbursement income represents compensation relating to the out-of-pocket costs associated with a staging of a live event. As per 606-10-25-31, the Company recognizes reimbursement income over time by measuring the progress toward complete satisfaction of a performance obligation by measuring its performance in transferring control of the services contractually delivered to a client by applying the input method. The revenue is recognized based on the extent of inputs expended toward satisfying a performance obligation and it was determined that the best judge of input is the costs incurred to date in relation to the anticipated costs. As a result, unless an overage or saving is identified, the reimbursement income equates to the reimbursement costs incurred. Given that the Company contracts directly with the majority of the vendors and is liable for any overages, the Company is deemed a principal in this revenue transaction as they have control over the asset and transfer the asset themselves. As a result, this transaction is recorded gross rather than net.

Fee income represents the Company’s margin on the staging of a live event, is negotiated with the client prior and fixed. Based on ASC 606, the Company’s progress in satisfying the performance obligation in a contract is difficult to determine so as a result the fee income is only recognized at the conclusion of a project. Only upon confirmation the Company has performed all its contractual obligations as per the contract does the Company record fee income.

Contract Assets

The Company does not have any contract assets such as work-in-process. All trade receivables on the Company’s consolidated balance sheet are from contracts with customers.

Contract Costs

Costs incurred to obtain a contract are capitalized unless short term in nature. As a practical expedient, costs to obtain a contract that are short term in nature are expensed as incurred. The Company does not have any contract costs capitalized as of June 30, 2021 and 2020.

Contract Liabilities - Deferred Revenue

The Company’s contract liabilities consist of advance customer payments and deferred revenue. Deferred revenue results from transactions in which the Company has been paid for products by customers, but for which all revenue recognition criteria have not yet been met. Once all revenue recognition criteria have been met, the deferred revenues are recognized.

ADVERTISING

The Company generally expenses marketing and advertising costs as incurred. During the years ended June 30, 2021 and 2020, the Company incurred $0 and $12,000, respectively, on marketing, trade shows and advertising.

The Company received rebates on advertising from co-operative advertising agreements with several vendors and suppliers. These rebates have been recorded as a reduction to the related advertising and marketing expense.

BENEFICIAL CONVERSION FEATURE

The Company accounts for convertible notes payable in accordance with the guidelines established by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options, Emerging Issues Task Force (“EITF”) 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No 98-5 To Certain Convertible Instruments. The Beneficial Conversion Feature (“BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible note when issued and also records the estimated fair value of any warrants issued with those convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note’s proceeds to the warrants, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The value of the proceeds received from a convertible note is then allocated between the conversion features and warrants on an allocated fair value basis. The allocated fair value is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense using interest method.

DERIVATIVE LIABILITY

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. Derivative liabilities are adjusted to reflect their fair value at each period end with any increase or decrease in the fair value being recorded in results of operations.   The fair value of derivative instruments such as convertible note payables are valued using the Black-Scholes option-pricing model based on various assumptions.

STOCK-BASED COMPENSATION

The Company recognizes stock-based compensation in accordance with ASC Topic 718 “Stock Compensation”, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options and employee stock purchases related to an Employee Stock Purchase Plan based on the estimated fair values.

For non-employee stock-based compensation, the Company has adopted ASC 2018-07, Improvements to Nonemployee Share-Based Payment Accounting which expands on the scope of ASC 718 to include share-based payment transactions for acquiring services from non-employees and requires stock-based compensation related to non-employees to be accounted for based on the fair value of the related stock or the fair value of the services at the grant date, whichever is more readily determinable in accordance with ASC Topic 718.

FOREIGN CURRENCY TRANSLATION

The consolidated financial statements of the Company are presented in U.S. dollars. The functional currency for the Company is U.S. dollars for all entities other than Mission Media Limited whose operations are based in the United Kingdom and their functional currency is British Pound Sterling (GBP). Transactions in currencies other than the functional currencies are recorded using the appropriate exchange rate at the time of the transaction. All assets and liabilities are translated into U.S. Dollars at balance sheet date using closing rate, shareholders’ equity is translated at historical rates and revenue and expense accounts are translated at the average exchange rate for the year or the reporting period. The translation adjustments are reported as a separate component of stockholders’ equity, captioned as accumulated other comprehensive (loss) income. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of operations.

The relevant translation rates are as follows: for the year ended June 30, 2021 closing rate at 1.382800 US$: GBP, yearly average rate at 1.346692 US$: GBP, for the year ended June 30, 2020 closing rate at 1.238900 US$: GBP, yearly average rate at 1.262367 US$: GBP.

INCOME TAXES

The Company accounts for its income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for consolidated financial reporting purposes and such amounts recognized for tax purposes and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company has net operating losses for both their US and UK entities however a full valuation allowance was recorded due to uncertainties in realizing the deferred tax asset (Note 13 – Income Taxes).

COMPREHENSIVE LOSS

Comprehensive loss is defined as a change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period except those resulting from investments by owners and distributions to owners. For the Company, comprehensive loss for the years ending June 30, 2021 and 2020 included net loss and unrealized gains (losses) from foreign currency translation adjustments.

EARNINGS PER COMMON SHARE

Net income (loss) per common share is calculated in accordance with ASC Topic: 260 Earnings per Share.  Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period.  The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted average shares outstanding as they would be anti-dilutive.  In periods where the Company has a net loss, all dilutive securities are excluded.

The following are dilutive common stock equivalents as of June 30, which were not included in the calculation of loss per share, since the Company had a net loss from continuing operations and net loss:

	2021	2020
Convertible preferred stock	48,000	12,294,001
Stock payables	588,354	1,664,000
Stock options	2,766,467	2,453,486
Stock warrants	7,248,702	6,901,474
Total	10,651,523	23,312,961

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share from discontinued operations for the year ended June 30, 2020:

June 30, 2020

Net income from discontinued operations	$6,319,000

Weighted average common shares outstanding	15,423,655
Incremental shares from the:
Conversion of preferred stock Series A	48,000
Conversion of preferred stock Series B	594,048
Conversion of preferred stock Series C	12,148,653
Conversion of preferred stock Series D	5,214,411
Stock payable	1,664,000
assumed exercise of dilutive stock options	2,453,486
assumed exercise of dilutive stock warrants	6,901,474
Lock-Up Agreements - common stock equivalents	(5,711,111)
Dilutive potential common shares	38,736,616

Net earnings per share from discontinued operations:
Basic	$0.41
Diluted	$0.16

STIMULUS FUNDING

In accordance with IAS-20,

Accounting for Government Grants and Disclosure of Government Assistance, the proceeds from government grants are to be recognized as a deferred income liability and reported as income as the related costs are expensed.   On June 30, 2021, the Company recorded deferred income liabilities of $270,000 within contract liabilities and $569,000 within stimulus loans, respectively.  On June 30, 2020, the Company recorded deferred income liabilities of $0 within contract liabilities and $1,704,000 within stimulus loans, respectively. For the fiscal years ending June 30, 2021 and 2020, the Company recognized $3,140,000 and $0 in income from government grants, respectively.

RECENT ACCOUNTING PRONOUNCEMENTS

ACCOUNTING PRONOUNCEMENTS NOT YET EFFECTIVE

In August 2020, FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other and Derivatives and Hedging—Contracts in Entity’s Own Equity: Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. As a result, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. The new guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 however it is not believed that it will have a material impact to the financials.

In December 2019, the FASB issued amended guidance in the form of ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” This ASU is intended to simplify various aspects related to accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for annual periods beginning after December 15, 2020 and interim periods within those annual periods, with early adoption permitted. An entity that elects early adoption must adopt all the amendments in the same period. Most amendments within this ASU are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is in the initial stage of evaluating the impact of this new standard however it does not believe the guidance will have a material impact on its financial statements.